Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties

During the years ended December 31, 2013, 2012 and 2011, the Group had the following transactions and current balances in settlement with related parties:

	2013				Balances at December 31, 2013
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	613,364	168,956	(517,685)	—	30,477	(75,448)	(44,971)
Metallurg-Trust	—	61,066	(195,656)	—	4	(1)	3
TPTU	5,888	161	—	—	5	(560)	(555)
TRMZ	2,063	1,879	—	—	253	(1,176)	(923)
Somani	1,420	—	—	—	1,231	—	1,231
Calridge Ltd.	—	1	564	—	3,863	—	3,863
Port Vanino	—	4,010	11,638	(204)	2,244	(221)	2,023
Controlling Shareholder	—	—	—	—	—	(29,466)	(29,466)
Other	956	998	(688)	—	18,715	(92)	18,623

Total	623,691	237,071	(701,827)	(204)	56,792	(106,964)	(50,172)

	2012				Balances at December 31, 2012
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	874,135	413,958	(853,911)	—	253,605	(188,624)	64,981
Metallurg-Trust	441	316,017	—	—	155,627	(16)	155,611
Usipar	32,351	—	—	—	—	—	—
TPTU	5,210	209	—	—	19	(560)	(541)
TRMZ	4,509	1,630	—	—	265	(2,108)	(1,843)
Somani	—	6,144	—	—	6,144	—	6,144
Other	405	359	(798)	3,902	4,802	(197)	4,605

Total	917,051	738,317	(854,709)	3,902	420,462	(191,505)	228,957

	2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Related metallurgical plants	1,555,754	397,049	2,364	944,530
Metallurg-Trust	1,403	422,989	—	—
Usipar	72,114	61,189	—	—
TPTU	5,664	11	—	—
TRMZ	4,446	1,629	—	—
Other	202	10	—	—

Total	1,639,583	882,877	2,364	944,530

Schedule of Transactions with Related Metallurgical Plants

During the years ended December 31, 2013, 2012 and 2011, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2013	2012	2011
Revenues
Steel segment products sales	99,580	339,840	314,297
Ferroalloy segment products sales	4,245	7,098	14,142
Mining segment products sales	1,956	3,981	4,315
Other revenues*	63,175	63,039	64,295

Total revenues	168,956	413,958	397,049

Costs and expenses
Cost of goods for resale, production and operating expenses	588,755	842,253	1,528,053
Transportation expenses	24,609	31,693	27,573
Other expenses	—	189	128
Provision for amounts due from related metallurgical plants	517,724	919,113	—

Total expenses	1,131,088	1,793,248	1,555,754

*	including power segment sales and services provided to related metallurgical plants by all segment companies

Schedule of Current Balances in Settlement with Related Metallurgical Plants

As of December 31, 2013 and 2012, the Group had the following current balances in settlement with related metallurgical plants:

	December 31, 2013	December 31, 2012
Assets
Trade accounts receivable	14,528	65,474
Prepayments and other current assets	15,949	188,131

Total assets	30,477	253,605

Liabilities
Trade accounts payable	74,384	147,050
Advanced received and other payables	1,043	21,921
Long term payables	21	—
Loans received	—	19,653

Total liabilities	75,448	188,624